Preferred Redeemable Convertible Stock	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Preferred Redeemable Convertible Stock
(9)	Preferred Redeemable Convertible Stock

In June 2005 and February 2006, the Company sold a total of 7,984,727 shares of Series E Preferred Redeemable Convertible Stock (Series E Preferred Stock) at $1.11 per share for gross proceeds of $8.8 million in cash.

In February 2007, the Company sold 4,734,374 shares of Series F Preferred Redeemable Convertible Stock (Series F Preferred Stock) at $1.30 per share for gross proceeds of $6.2 million in cash.

In March 2008 and June 2009, the Company completed an offering of Series G Preferred Stock at $1.30 per share for gross proceeds of $4.3 million in cash. In June 2012, the then outstanding convertible promissory notes and accrued interest thereon in the amount of $7.1 million converted to 6,216,607 and 463,856 shares of Series G Preferred Stock at the conversion price of $1.04 or $1.30 per share, respectively.

The holders of the Senior Preferred Stock were entitled to receive cumulative dividends at a rate of 8% of the original purchase price, per annum and were payable in cash or common shares, at the option of the Company upon liquidation, redemption or conversion in order of their preference prior to any dividends on common stock or Junior Preferred Stock.

The holders of the Senior Preferred Stock were entitled to receive liquidation preferences upon certain deemed liquidation events at the rate equal to their conversion price per share plus all accrued and unpaid dividends.

Each share of Senior Preferred Stock was convertible, at the option of the holder, at any time, into a number of shares of common stock at a conversion price of $11.11, $13.00, and $13.00 for the Series E Preferred Stock, Series F Preferred Stock, and Series G Preferred Stock, respectively, subject to adjustments for stock dividends, combinations, subdivisions, reclassifications and reorganizations. Each share of Senior Preferred Stock was automatically convertible into common stock immediately upon the earlier of (i) the Company’s sale of its common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1933, as amended, in which aggregate proceeds to the Company are at least $15.0 million, and at a per share offering price of at least $76.80 per share, as adjusted for any stock dividends, combinations, reclassifications, recapitalizations or splits, or (ii) the date specified by written consent or agreement by the holders of the majority of the then outstanding shares voting together as a single class, provided that the Junior Preferred Stock will also concurrently convert.

As long as 4,875,000 shares of Senior Preferred Stock remained outstanding, the Company was prohibited from certain transactions without the consent of at least 50% of the then outstanding shares of Senior Preferred Stock or the majority of the Board of Directors.

The holders of the Senior Preferred Stock were entitled to the number of votes equal to the number of shares of common stock into which such shares of preferred stock could be converted and have voting rights and powers equal to the voting rights and powers of the common stock.

The following table provides a rollforward of the preferred redeemable convertible stock during the years ended December 31, 2014 and 2015 and the nine months ended September 30, 2016 (unaudited):

	Preferred redeemable convertible stock
	Shares	Amount
Balance at December 31, 2013	23,055,356	$38,579,922
Effect of accretion to redemption value	—	2,144,434

Balance at December 31, 2014	23,055,356	40,724,356
Exercise of warrants	216,346	225,000
Effect of accretion to redemption value	—	2,157,550

Balance at December 31, 2015	23,271,702	$43,106,906
Effect of accretion to redemption value (unaudited)	—	1,356,707
Conversion of preferred redeemable convertible stock into common stock (unaudited)	(23,271,702)	(44,463,613)

Balance at September 30, 2016 (unaudited)	—	—

In connection with the completion of the IPO, all 23,271,702 outstanding shares of the Company’s preferred redeemable convertible stock automatically converted 2,327,122 shares of common stock. In addition, the Company issued 1,451,631 shares of its common stock in satisfaction of accumulated dividends on such preferred stock as of the completion of the IPO.